TRADING GAINS / (LOSSES) (Tables)	12 Months Ended
Dec. 31, 2019
TRADING GAINS / (LOSSES)
Schedule of trading gains / (losses)

	Year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	(Note2) USD
				Unaudited

Spot commodity contracts	(133,116)	—	—	—
Risk and return transfer arrangement	134,678	—	—	—
Commodity futures contracts	753	—	—	—
Trading of physical commodities	(152)	—	—	—
Income from investment securities	38,391	34,103	207,743	29,841
Income from equity method investment	—	230	114	16
Total	40,554	34,333	207,857	29,857